                               USLICO SERIES FUND
                               The Stock Portfolio

                        Supplement dated October 4, 2005
                      to the USLICO Series Fund Prospectus
                              dated April 29, 2005

Effective September 30, 2005, the first paragraph under the section entitled "Management of the Portfolios - Portfolio Managers" on page 26 of the USLICO Series Fund Prospectus is deleted in its entirety and replaced with the following:

      The Stock Portfolio is managed by Christopher F. Corapi. Mr. Corapi, Portfolio Manager and Director of Fundamental Equity Research, ING IM, has been managing The Stock Portfolio since September 2005. Mr. Corapi joined ING IM in February 2004 and has over 20 years of investment experience. Prior to joining ING IM, Mr. Corapi served as the Global Head of Equity Research at Federated Investors since 2002. He served as Head of U.S. Equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and Head of Emerging Markets Research at JP Morgan Investment Management beginning in 1998.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               USLICO SERIES FUND
                               The Stock Portfolio

                        Supplement dated October 4, 2005
                            to the USLICO Series Fund
                   Statement of Additional Information ("SAI")

Effective September 30, 2005, the sub-section entitled "Other Accounts Managed" under the section entitled "Portfolio Managers" on page 53 of the SAI is deleted in its entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the Portfolio Managers:

                           REGISTERED INVESTMENT        OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                           COMPANIES                    VEHICLES
                           --------------------------   --------------------------   --------------------------
                           NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS    NUMBER OF    TOTAL ASSETS
PORTFOLIO MANAGER          ACCOUNTS                     ACCOUNTS                     ACCOUNTS
------------------------   ---------   --------------   ---------   --------------   ---------   --------------
Mary Ann Fernandez (1)     36          $2,714,934,521   0           N/A              0           N/A
James Kauffmann (1)        53          $7,905,224,743   13          $1,482,343,368   25*         $8,158,535,858
Shiv Mehta (1)             0           N/A              0           N/A              0           N/A
Christopher F. Corapi(2)   2           $3,230,856,883   3           $17,374,046      0           N/A
David S. Yealy (1)         16          $3,122,294,743   3           $126,880,313     0           N/A

----------------
 * One of these Accounts with Total Assets of $156,118,065 has an advisory fee that is also based on the performance of the Account
(1) As of December 31, 2004.
(2) As of June 30, 2005.

Effective immediately, the sub-section entitled "Ownership of Securities" under the section entitled "Portfolio Managers" on page 55 of the SAI is deleted in its entirety and replaced with the following:

Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

PORTFOLIO MANAGER               DOLLAR RANGE OF PORTFOLIO SHARES OWNED
-----------------               --------------------------------------
Mary Ann Fernandez (1)          None
James Kauffmann (1)             None
Shiv Mehta (1)                  None
Christopher F. Corapi (2)       None
David S. Yealy (1)              None

----------------
(1) As of December 31, 2004.
(2) As of June 30, 2005.

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